PROVISIONS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance at beginning	$ 292,210	$ 274,998
Provisions established	291,513	318,394
Application of provisions	(224,907)	(207,241)
Provisions released	(55,018)	(93,941)
Reclassifications
Other
Balance at end	303,798	292,210
Personnel salaries and expenses [Member]
Disclosure of other provisions [line items]
Balance at beginning	72,592	64,861
Provisions established	106,687	80,298
Application of provisions	(81,703)	(72,567)
Provisions released
Reclassifications
Other
Balance at end	97,576	72,592
Mandatory dividends [Member]
Disclosure of other provisions [line items]
Balance at beginning	142,815	134,539
Provisions established	168,840	142,815
Application of provisions	(142,815)	(134,539)
Provisions released
Reclassifications
Other
Balance at end	168,840	142,815
Contingent loans [Member]
Disclosure of other provisions [line items]
Balance at beginning	11,399	10,750
Provisions established	7,341	9,789
Application of provisions
Provisions released	(8,661)	(9,140)
Reclassifications
Other
Balance at end	10,079	11,399
Contingencies [Member]
Disclosure of other provisions [line items]
Balance at beginning	65,404	64,848
Provisions established	8,645	85,492
Application of provisions	(389)	(135)
Provisions released	(46,357)	(84,801)
Reclassifications
Other
Balance at end	$ 27,303	$ 65,404